Consolidated Portfolio of Investments – as of September 30, 2021 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 92.0% of Net Assets
	Treasuries – 42.2%
$ 54,000,000	U.S. Treasury Bills, 0.025%-0.045%, 10/07/2021(a)(b)(c)(d)	$53,999,663
20,000,000	U.S. Treasury Bills, 0.025%, 10/28/2021(a)	19,999,006
52,000,000	U.S. Treasury Bills, 0.025%-0.045%, 11/04/2021(a)(b)(c)(d)	51,996,317
25,000,000	U.S. Treasury Bills, 0.040%, 11/09/2021(a)	24,998,477
20,000,000	U.S. Treasury Bills, 0.015%, 11/12/2021(a)	19,998,833
20,000,000	U.S. Treasury Bills, 0.015%, 11/18/2021(a)	19,999,233
15,000,000	U.S. Treasury Bills, 0.050%, 11/23/2021(a)	14,999,227
20,000,000	U.S. Treasury Bills, 0.045%, 11/30/2021(a)	19,998,637
29,000,000	U.S. Treasury Bills, 0.030%-0.037%, 12/02/2021(a)(b)(c)(d)	28,998,160
35,000,000	U.S. Treasury Bills, 0.035%, 12/07/2021(a)	34,998,111
10,000,000	U.S. Treasury Bills, 0.035%, 12/09/2021(a)	9,999,457
25,000,000	U.S. Treasury Bills, 0.045%, 12/16/2021(a)	24,998,100
25,000,000	U.S. Treasury Bills, 0.043%, 12/23/2021(a)	24,997,887
40,000,000	U.S. Treasury Bills, 0.045%, 12/30/2021(a)	39,996,000
63,000,000	U.S. Treasury Bills, 0.029%-0.045%, 1/06/2022(a)(b)(c)(d)	62,994,064
10,000,000	U.S. Treasury Bills, 0.040%, 1/13/2022(a)	9,998,909
40,000,000	U.S. Treasury Bills, 0.055%, 1/27/2022(a)	39,994,067
40,000,000	U.S. Treasury Bills, 0.045%, 2/03/2022(a)	39,993,403
10,000,000	U.S. Treasury Bills, 0.060%, 2/24/2022(a)	9,997,972
20,000,000	U.S. Treasury Bills, 0.045%, 3/03/2022(a)	19,996,281
35,000,000	U.S. Treasury Bills, 0.045%, 3/10/2022(a)	34,992,611
20,000,000	U.S. Treasury Bills, 0.045%, 3/31/2022(a)	19,995,475

		627,939,890

	Certificates of Deposit – 40.4%
15,000,000	Sumitomo Mitsui Trust (NY), 0.060%, 10/06/2021	14,999,950
13,000,000	Nordea Bank ABP (NY), 0.090%, 10/14/2021	13,000,086

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$ 22,000,000	DNB Nor Bank ASA (NY), 0.135%, 10/27/2021(e)	$22,001,088
25,000,000	Nordea Bank ABP (NY), 0.150%, 11/08/2021(e)	25,001,894
60,000,000	Mizuho Bank Ltd. (NY), 0.160%, 11/16/2021(e)	60,006,262
40,000,000	Skandinaviska Enskilda Banken (NY), 0.110%, 11/17/2021	40,001,812
18,500,000	Skandinaviska Enskilda Banken (NY), 0.130%, 12/02/2021(e)	18,501,553
60,000,000	DZ Bank (NY), 0.100%, 12/03/2021	60,001,599
20,000,000	Sumitomo Mitsui Trust (NY), 0.110%, 12/03/2021	20,000,604
15,000,000	Sumitomo Mitsui Banking Corp. (NY), 0.120%, 1/18/2022	14,999,541
20,000,000	Toronto-Dominion Bank (NY), 0.130%, 1/20/2022	20,001,242
40,000,000	Sumitomo Mitsui Banking Corp. (NY), 0.130%, 1/24/2022	39,999,226
20,000,000	Canadian Imperial Bank of Commerce (NY), 0.210%, 1/26/2022(e)	20,006,546
30,000,000	Royal Bank of Canada (NY), 0.100%, 2/08/2022	30,001,416
15,000,000	Cooperatieve Rabobank U.A., 0.120%, 2/15/2022	15,000,228
25,000,000	Cooperatieve Rabobank U.A., 0.120%, 2/15/2022	25,000,382
15,000,000	Toronto-Dominion Bank (NY), 0.140%, 2/17/2022	15,001,748
12,000,000	Canadian Imperial Bank of Commerce (NY), 0.140%, 2/24/2022	12,000,587
30,000,000	Svenska Handelsbanken (NY), 0.120%, 3/07/2022	29,998,288
30,000,000	Bank of Nova Scotia (NY), 0.220%, 4/14/2022(e)	30,013,524
25,000,000	Royal Bank of Canada (NY), 0.180%, 6/08/2022	25,003,475
50,000,000	Bank of Montreal (IL), 0.200%, 6/23/2022	50,011,404

		600,552,455

	Repurchase Agreements – 9.4%
140,713,312	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $140,713,312 on 10/01/2021 collateralized by $79,822,100 U.S. Treasury Note, 1.625% due 12/15/2022 valued at $81,635,633; 55,284,800 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at 61,892,029 including accrued interest(d)(f)	140,713,312

	Total Short-Term Investments (Identified Cost $1,369,154,589)	1,369,205,657

	Total Investments – 92.0% (Identified Cost $1,369,154,589)	1,369,205,657
	Other assets less liabilities – 8.0%	118,330,072

	Net Assets – 100.0%	$1,487,535,729

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2021, the value of the Fund’s investment in the Subsidiary was $124,899,016, representing 8.40% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2021, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$626,122,072	$9,196,229	0.62%

*	Amount represents gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	A portion of the security is held by AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.
(e)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

CHF	Swiss Franc

CNH	Chinese Yuan Renminbi Offshore

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts. At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/15/2021	CHF	B	69,750,000	$75,462,873	$74,980,014	$(482,859)
UBS AG	12/15/2021	CHF	S	139,500,000	151,516,077	149,960,027	1,556,050
UBS AG	12/15/2021	CHF	S	98,000,000	105,253,993	105,348,263	(94,270)
UBS AG	12/15/2021	CNH	B	657,000,000	100,904,996	101,336,424	431,428
UBS AG	12/15/2021	MXN	B	1,453,000,000	71,998,631	69,666,755	(2,331,876)
UBS AG	12/15/2021	MXN	S	294,500,000	14,259,312	14,120,344	138,968
UBS AG	12/15/2021	NOK	B	242,000,000	28,074,820	27,666,888	(407,932)
UBS AG	12/15/2021	NOK	S	434,000,000	49,931,500	49,617,476	314,024
UBS AG	12/15/2021	NOK	S	100,000,000	11,381,861	11,432,598	(50,737)
UBS AG	12/15/2021	NZD	B	51,300,000	36,469,149	35,395,543	(1,073,606)
UBS AG	12/15/2021	NZD	S	51,300,000	35,793,886	35,395,543	398,343
UBS AG	12/15/2021	NZD	S	29,600,000	20,333,453	20,423,159	(89,706)
UBS AG	12/15/2021	PLN	B	41,500,000	10,894,656	10,431,863	(462,793)
UBS AG	12/15/2021	PLN	S	470,000,000	121,909,733	118,143,987	3,765,746
UBS AG	12/15/2021	SEK	B	50,000,000	5,816,197	5,715,139	(101,058)
UBS AG	12/15/2021	SEK	S	902,000,000	104,816,543	103,101,122	1,715,421
UBS AG	12/15/2021	SEK	S	90,000,000	10,238,086	10,287,252	(49,166)
UBS AG	12/15/2021	SGD	B	99,875,000	74,394,502	73,545,142	(849,360)
UBS AG	12/15/2021	SGD	S	320,625,000	237,592,023	236,099,235	1,492,788
UBS AG	12/15/2021	SGD	S	80,375,000	59,052,267	59,185,890	(133,623)
UBS AG	12/15/2021	TRY	B	18,000,000	2,058,710	1,947,036	(111,674)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/15/2021	TRY	S	41,700,000	$4,506,354	$4,510,633	$(4,279)
UBS AG	12/15/2021	ZAR	B	582,500,000	40,374,435	38,303,427	(2,071,008)
UBS AG	12/15/2021	ZAR	S	627,500,000	41,630,989	41,262,490	368,499
UBS AG	12/15/2021	ZAR	S	107,000,000	7,003,734	7,035,994	(32,260)

Total							$1,835,060

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2021, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3 Year Australia Government Bond	12/15/2021	6,583$	555,337,195	$554,149,525	$(1,187,670)
3-month SOFR Index	6/14/2022	124	30,984,500	30,982,950	(1,550)
10 Year Australia Government Bond	12/15/2021	1,142	119,259,947	116,800,973	(2,458,974)
10 Year Canada Government Bond	12/20/2021	438	50,635,765	49,502,368	(1,133,397)
30 Year U.S. Treasury Bond	12/21/2021	376	61,556,625	59,866,250	(1,690,375)
AEX-Index®	10/15/2021	361	66,110,840	64,424,904	(1,685,936)
ASX SPI 200™	12/16/2021	602	80,324,073	79,350,712	(973,361)
Brazilian Real	10/29/2021	7	128,285	127,960	(325)
CAC 40®	10/15/2021	537	41,107,333	40,544,170	(563,163)
DAX	12/17/2021	62	28,072,378	27,448,723	(623,655)
E-mini Dow	12/17/2021	406	70,164,935	68,455,660	(1,709,275)
E-mini NASDAQ 100	12/17/2021	377	117,074,355	110,706,050	(6,368,305)
E-mini Russell 2000	12/17/2021	327	36,686,758	35,983,080	(703,678)
E-mini S&P 500®	12/17/2021	742	166,847,598	159,446,525	(7,401,073)
E-mini S&P MidCap 400®	12/17/2021	171	46,179,080	45,027,720	(1,151,360)
Euribor	3/14/2022	837	243,632,999	243,632,999	—
EURO STOXX 50®	12/17/2021	879	42,210,468	41,216,314	(994,154)
Euro-BTP	12/08/2021	710	126,779,208	124,968,000	(1,811,208)
Euro-Buxl® 30 Year Bond	12/08/2021	160	38,883,235	37,686,219	(1,197,016)
Euro-OAT	12/08/2021	479	93,492,877	92,077,292	(1,415,585)
Eurodollar	3/14/2022	2,849	711,181,588	711,217,238	35,650
FTSE 100 Index	12/17/2021	504	47,822,136	48,035,410	213,274

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FTSE MIB	12/17/2021	346	$51,317,762	$50,846,105	$(471,657)
FTSE Taiwan Index	10/28/2021	659	39,960,540	38,986,440	(974,100)
German Euro Bund	12/08/2021	275	54,913,639	54,095,520	(818,119)
IBEX 35	10/15/2021	209	21,306,729	21,344,075	37,346
Indian Rupee	10/27/2021	747	20,249,676	20,055,456	(194,220)
MSCI EAFE Index	12/17/2021	747	88,414,835	84,672,450	(3,742,385)
MSCI Emerging Markets Index	12/17/2021	191	12,531,323	11,895,480	(635,843)
MSCI Singapore	10/28/2021	926	24,338,360	24,108,190	(230,170)
Nikkei 225™	12/09/2021	221	59,895,503	58,499,124	(1,396,379)
OMXS30®	10/15/2021	1,392	36,925,292	35,827,972	(1,097,320)
S&P/TSX 60 Index	12/16/2021	664	128,542,684	125,408,242	(3,134,442)
Short-Term Euro-BTP	12/08/2021	2,343	308,992,676	308,610,513	(382,163)
STOXX Europe 600	12/17/2021	962	25,884,226	25,284,207	(600,019)
TOPIX	12/09/2021	424	77,914,605	77,355,856	(558,749)
Ultra 10 Year U.S. Treasury Note	12/21/2021	350	51,804,578	50,837,500	(967,078)
Ultra Long U.S. Treasury Bond	12/21/2021	199	39,758,766	38,021,438	(1,737,328)

Total					$(49,723,762)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/15/2021	583	$36,668,018	$41,644,419	$4,976,401
Brent Crude Oil	10/29/2021	852	60,496,940	66,720,120	6,223,180
Cocoa	12/15/2021	479	12,721,290	12,703,080	(18,210)
Coffee	12/20/2021	313	21,317,887	22,770,750	1,452,863
Copper	12/29/2021	374	41,054,450	38,232,150	(2,822,300)
Copper LME	12/15/2021	114	27,630,750	25,468,312	(2,162,438)
Corn	12/14/2021	240	6,770,425	6,441,000	(329,425)
Cotton	12/08/2021	871	40,273,455	46,075,900	5,802,445
EUA Emissions	12/20/2021	348	22,642,196	24,887,750	2,245,554
Gasoline	11/30/2021	411	36,591,055	37,218,598	627,543
Low Sulfur Gasoil	11/11/2021	824	50,630,975	55,661,200	5,030,225
Natural Gas	10/27/2021	849	39,883,240	49,810,830	9,927,590
New York Harbor ULSD	10/29/2021	461	41,088,936	45,278,037	4,189,101
Nickel LME	12/13/2021	237	27,642,086	25,505,703	(2,136,383)
Soybean	11/12/2021	223	15,805,200	14,004,400	(1,800,800)
Soybean Oil	12/14/2021	424	15,527,484	14,930,736	(596,748)
Sugar	2/28/2022	1,355	31,149,306	30,867,984	(281,322)
Wheat	12/14/2021	232	8,768,900	8,415,800	(353,100)
WTI Crude Oil	11/19/2021	704	52,765,280	52,588,800	(176,480)
Zinc LME	12/13/2021	314	23,556,931	23,447,950	(108,981)

Total					$29,688,715

At September 30, 2021, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2021	1,162	$255,625,483	$255,703,547	$(78,064)
3-month SONIA Index	6/14/2022	543	182,333,411	182,232,811	100,600
5 Year U.S. Treasury Note	12/31/2021	5,269	646,521,788	646,728,589	(206,801)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/21/2021	1,019	$134,064,781	$134,109,953	$(45,172)
Australian Dollar	12/13/2021	2,156	158,052,740	155,965,040	2,087,700
British Pound	12/13/2021	1,596	135,566,319	134,413,125	1,153,194
Canadian Dollar	12/14/2021	1,426	111,656,405	112,639,740	(983,335)
Euro	12/13/2021	2,625	388,122,713	380,625,000	7,497,713
Euro Schatz	12/08/2021	6,218	808,145,198	808,169,946	(24,748)
FTSE/JSE Top 40 Index	12/15/2021	108	4,063,056	4,172,689	(109,633)
FTSE China A50 Index	10/28/2021	521	7,959,071	8,071,853	(112,782)
German Euro BOBL	12/08/2021	833	130,127,059	130,194,695	(67,636)
Hang Seng Index®	10/28/2021	88	13,784,589	13,861,330	(76,741)
Hang Seng China Enterprises Index	10/28/2021	411	22,969,877	23,021,786	(51,909)
Japanese Yen	12/13/2021	2,933	333,628,289	329,265,913	4,362,376
UK Long Gilt	12/29/2021	1,502	255,347,831	253,277,955	2,069,876

Total					$15,514,638

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/15/2021	20$	1,475,175	$1,428,625	$46,550
Copper LME	12/15/2021	24	5,585,310	5,361,750	223,560
Gold	12/29/2021	489	85,933,630	85,917,300	16,330
Iron Ore	11/30/2021	684	7,610,740	7,991,856	(381,116)
Live Cattle	12/31/2021	822	42,216,770	41,338,380	878,390
Nickel LME	12/13/2021	70	7,924,805	7,533,330	391,475
Palladium	12/29/2021	101	19,921,250	19,187,980	733,270
Platinum	1/27/2022	539	25,359,305	25,936,680	(577,375)
Silver	12/29/2021	523	59,871,275	57,652,905	2,218,370
Soybean Meal	12/14/2021	633	21,568,100	20,806,710	761,390

Total					$4,310,844

[1] Commodity	futures are held by AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$1,369,205,657	$—	$1,369,205,657
Forward Foreign Currency Contracts (unrealized appreciation)	—	10,181,267	—	10,181,267
Futures Contracts (unrealized appreciation)	63,051,346	250,620	—	63,301,966

Total	$63,051,346	$1,379,637,544	$—	$1,442,688,890

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(8,346,207)	$—	$(8,346,207)
Futures Contracts (unrealized depreciation)	(54,565,922)	(8,945,609)	—	(63,511,531)

Total	$(54,565,922)	$(17,291,816)	$—	$(71,857,738)

*	Details of the major categories of the Fund’s investments are reflected within the consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2021, the Fund used long and short contracts on U.S. and foreign government bonds, short-term interest rates, foreign currencies, and commodities (through investments in the Subsidiary), and long contracts on U.S. and foreign equity market indices to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$10,181,267	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$2,206,126
Foreign exchange contracts	—	15,100,983
Commodity contracts	—	45,744,237
Equity contracts	—	250,620

Total exchange-traded asset derivatives	$—	$63,301,966

Total asset derivatives	$10,181,267	$63,301,966

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(8,346,207)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(15,222,884)
Foreign exchange contracts	—	(1,177,880)
Commodity contracts	—	(11,744,678)
Equity contracts	—	(35,366,089)

Total exchange-traded liability derivatives	$—	$(63,511,531)

Total liability derivatives	$(8,346,207)	$(63,511531)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2021, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2021:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$10,181,267	$1,835,060
Collateral pledged to UBS AG	26,019,428	26,019,428

Total over-the-counter counterparty credit risk	36,200,695	27,854,488

Exchange-traded counterparty credit risk
Futures contracts	63,301,966	63,301,966
Margin with brokers	213,846,515	213,846,515

Total exchange-traded counterparty credit risk	277,148,481	277,148,481

Total counterparty credit risk	$313,349,176	$305,002,969

Investment Summary at September 30, 2021 (Unaudited)

Treasuries	42.2%
Certificates of Deposit	40.4
Repurchase Agreements	9.4

Total Investments	92.0
Other assets less liabilities (including forward foreign currency and futures contracts)	8.0

Net Assets	100.0%